Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs as their Measurement Dates (Parenthetical) (Detail) - Studio Co [Member]	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of consummating a business combination	91.00%
Measurement Input Probability Rate Of Different Business Combination [Member] | SPAC Market Data Published By Third Party [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	91
Measurement Input Probability of Completing The Business Combination [Member] | SPAC Market Data Published By Third Party [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9
Measurement Input, Share Price [Member] | SPAC Market Data Published By Third Party [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.5